Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable and Related Allowance for Doubtful Accounts
Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Loans (adjusted, Note 2(ah))	2,405,489	5,124,376
Allowance for loan losses (adjusted, Note 2(ah))	(74,381)	(316,124)

Loans receivable, net	2,331,108	4,808,252

Schedule of Allowance for Loan Losses
The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2017, 2018 and 2019.

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Beginning balance	1,084	47,670	74,381
Current period provision	65,299	204,442	372,066
Current period reversal	(18,713)	(11,693)	(72,562)
Current period write off	—	(166,038)	(57,761)

Ending balance	47,670	74,381	316,124

Schedule of Aging of Loans
The following table sets forth the
aging
of loans as of December 31, 2018 and December 31, 2019:

	1-89 days past due	90-119 days Past due	120-149 days Past due	150-179 days Past due	Total past due	Current	Total loans receivable
December 31, 2018	59,685	11,173	7,739	7,040	85,637	2,319,852	2,405,489

December 31, 2019	283,354	51,775	45,321	40,034	420,484	4,703,892	5,124,376

Schedule of Total Assets, Liabilities, Results of Operations and Cash Flows of Trusts
The following table sets forth the total assets, liabilities, results of operations and cash flows of the above trusts, which are included in the Group’s consolidated financial statements.

	As of December 31,
	2018	2019
	RMB	RMB
Restricted cash	303,667	799,646
Loans and other receivable	2,507,878	5,092,609

Total assets	2,811,545	5,892,255

Funds payable to investors of consolidated trusts	2,808,506	5,887,693
Taxes payable	3,039	4,562

Total liabilities	2,811,545	5,892,255

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	(28,372)	(164,082)	(243,795)
Net loss	(44,396)	—	—

Net cash used in operating activities	(16,024)	(18,008)	(78,339)
Net cash used in investing activities	(615,971)	(1,624,784)	(1,290,842)
Net cash provided by financing activities	675,654	1,901,684	1,865,160
Net increase in cash, cash equivalents and restricted cash	43,659	258,892	495,979
Cash, cash equivalents and restricted cash at beginning of year	1,116	44,775	303,667

Cash, cash equivalents and restricted cash at end of period	44,775	303,667	799,646

Schedule of Reconciliation of funds payable to investors of consolidated trusts
The following table sets forth the breakdown of funds payable to investors of consolidated trusts between the institutional funding partners and the Group as of December 31, 2018 and December 31, 2019:

	As of December 31,
	2018		2019
	Institutional funding partners	The Group	Institutional funding partners	The Group
Principal invested	1,493,916	1,093,610	3,529,785	1,316,130
Accrued interest/residual interest	11,993	208,987	130,698	911,080

Total	1,505,909	1,302,597	3,660,483	2,227,210

Accounts Receivable [Member]
Accounts Receivable and Related Allowance for Doubtful Accounts
The following table presents the accounts receivable as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable (adjusted, Note 2(ah))	862,586	1,028,004
Allowance for doubtful accounts (adjusted, Note 2(ah))	(50,544)	(145,699)

Accounts receivable, net	812,042	882,305

Schedule of Aging of Loans
The following table presents the aging of past-due accounts receivable or more by type of fee as of December 31, 2018 and 2019:

	Current	1-89 days past due	90-119 days Past due	120-149 days Past due	150-179 days Past due	Total accounts receivable
December 31, 2018
Loan facilitation	765,354	38,768	8,193	8,086	7,720	828,121
Post facilitation	10,310	4,197	1,689	1,877	1,926	19,999
Other	14,466	—	—	—	—	14,466

Total	790,130	42,965	9,882	9,963	9,646	862,586

December 31, 2019
Loan facilitation	793,608	78,878	22,058	20,440	18,920	933,904
Post facilitation	38,710	11,487	4,956	5,238	5,346	65,737
Other	28,363	—	—	—	—	28,363

Total	860,681	90,365	27,014	25,678	24,266	1,028,004